Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2019:
Provisions for Losses on Long-Term Contracts (*)	118,672	41,359	29,320	—	130,711
Provisions for Claims and Potential Contractual Penalties and Others	8,541	851	4,606	—	4,786
Allowance for Doubtful Accounts	11,308	1,105	1,856	—	10,557
Valuation Allowance on Deferred Taxes	121,651	22	—	32,485	154,158

Year ended December 31, 2018:
Provisions for Losses on Long-Term Contracts (*)	46,778	19,842	20,396	72,448	118,672
Provisions for Claims and Potential Contractual Penalties and Others	5,406	801	940	3,274	8,541
Allowance for Doubtful Accounts	9,585	1,548	1,813	1,988	11,308
Valuation Allowance on Deferred Taxes	7,326	1,401	473	113,397	121,651

Year ended December 31, 2017:
Provisions for Losses on Long-Term Contracts (*)	83,348	14,149	50,719	—	46,778
Provisions for Claims and Potential Contractual Penalties and Others	4,484	1,186	264	—	5,406
Allowance for Doubtful Accounts	7,416	2,541	372	—	9,585
Valuation Allowance on Deferred Taxes	6,605	798	77	—	7,326

(*)
An amount of $34,120 and $21,659 and $22,690 as of December 31, 2019, 2018 and 2017, respectively, is presented as a deduction from inventories, and an amount of $96,591 and $97,013 and $24,088 as of December 31, 2019, 2018 and 2017, respectively, is presented as part of other payables and accrued expenses.